Derivatives - Balance Sheet Location and Notional Amounts (Details) $ in Thousands	Jun. 30, 2021 USD ($) agreement	Dec. 31, 2020 USD ($)
Derivatives, Fair Value [Line Items]
Number of agreement | agreement	2
Sunlight
Derivatives, Fair Value [Line Items]
Contract derivatives	$ 648	$ 1,435
Contract derivative 1 | Sunlight
Derivatives, Fair Value [Line Items]
Notional amount	27,143	59,770
Contract derivative 2 | Sunlight
Derivatives, Fair Value [Line Items]
Notional amount	23,928
Other assets | Contract derivative 1 | Sunlight
Derivatives, Fair Value [Line Items]
Contract derivatives	415	$ 1,435
Other assets | Contract derivative 2 | Sunlight
Derivatives, Fair Value [Line Items]
Contract derivatives	$ 233